Segment Information	12 Months Ended
Dec. 31, 2024
Segment Information [Abstract]
Segment Information
21. Segment Information
As disclosed in Note 2(cc), operating segments are defined as components of an enterprise about which separate financial information is available that is evaluated regularly by the chief operating decision maker (“CODM”), or decision-making group, in deciding how to allocate resources and in assessing performance. The Group’s CODM is the
Chief Executive Officer
. The Group’s organizational structure is based on a number of factors that the CODM uses to evaluate, view and run its business operations which include, but are not limited to, customer base, homogeneity of products and technology. The Group’s operating segments are based on this organizational structure and information reviewed by the Group’s CODM to evaluate the operating segment results.
The CODM evaluates and monitors segment performance primarily through net revenues, cost of revenues and gross profit of each segment by comparing actual results to historical results and previously forecasted financial information. The Group currently does not allocate operating expenses or assets to its segments, as its CODM does not use such information to allocate resources or evaluate the performance of the operating segments.
The table below provides a summary of the Group’s operating segment results under which the cost of revenues is considered as the significant segment expense for the years ended December 31, 2022, 2023 and 2024.

	For the year ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Net revenues:
Learning services	3,084,375	3,148,114	2,747,290
Smart devices	1,256,446	909,192	903,669
Online marketing services	672,361	1,331,902	1,974,960

Total net revenues	5,013,182	5,389,208	5,625,919
Cost of revenues:
Learning services	1,172,703	1,159,357	1,060,177
Smart devices	765,641	552,810	553,620
Online marketing services	488,422	909,579	1,263,631

Total cost of revenues	2,426,766	2,621,746	2,877,428
Gross profit:
Learning services	1,911,672	1,988,757	1,687,113
Smart devices	490,805	356,382	350,049
Online marketing services	183,939	422,323	711,329

Total gross profit	2,586,416	2,767,462	2,748,491

Reconciliation of profit or loss (segment gross profit):
Unallocated amounts:
Operating expenses:
Sales and marketing expenses	(2,328,095)	(2,268,428)	(1,872,586)
Research and development expenses	(803,791)	(743,364)	(539,998)
General and administrative expenses	(229,210)	(221,996)	(187,086)

Total operating expenses	(3,361,096)	(3,233,788)	(2,599,670)

(Loss)/Income from operations	(774,680)	(466,326)	148,821
Interest income	12,908	8,348	3,919
Interest expense	(45,607)	(69,472)	(73,090)
Others, net	81,445	(11,578)	1,585

(Loss)/Income before tax	(725,934)	(539,028)	81,235